DERIVATIVE CONTRACTS (Schedule of Fair Values of Derivatives Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	$ 0.4	$ 0.0
Derivative contracts, current liabilities	1.0	0.8
Not designated as hedging instrument [Member] | Foreign exchange derivative contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	0.4
Derivative contracts, current liabilities		0.5
Not designated as hedging instrument [Member] | Interest rate swap derivative contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current liabilities	$ 1.0	$ 0.3